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                    [Van Kampen Investments Inc. Letterhead]

                                                                       497(j)

                                 May 2, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Van Kampen Life Investment Trust
         Rule 497(j) Filing (File Nos. 33-628 and 811-4424)

Ladies and Gentlemen:

     Van Kampen Life Investment Trust (the "Registrant"), filed via EDGAR on April 28, 2000, a copy of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectuses and the statement of additional information contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

     Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (630) 684-8370.


                                    Very truly yours,

                                    /s/ Sara L. Badler

                                    Sara L. Badler
                                    Assistant Secretary